Non-Controlling Interests (Details) $ in Thousands, € in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 01, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Non-Controlling Interests
Non-controlling interests' share of equity	$ 349,936		$ 349,936			$ 356,966
Payable to Italian regulator	$ 899,475		$ 899,475			179,197
Lotterie Nazionali S.r.l. (LN)
Non-Controlling Interests
Ownership percentage	64.00%		64.00%	64.00%
Northstar New Jersey Lottery Group, LLC
Non-Controlling Interests
Ownership percentage	82.31%		82.31%	82.31%
Italian Scratch & Win extension
Non-Controlling Interests
Amortization period of license fee (in years)	9 years	9 years	9 years
Payable to Italian regulator	$ 899,500		$ 899,500	€ 750	€ 800	$ 179,200	€ 170
Payments for upfront license fee	$ 59,300	€ 50